Expense Example {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-12 - Fidelity® California Municipal Income Fund	Apr. 29, 2022 USD ($)
Fidelity Advisor California Municipal Income Fund: Class A
Expense Example:
1 year	$ 477
3 years	642
5 years	821
10 years	1,339
Fidelity Advisor California Municipal Income Fund: Class M
Expense Example:
1 year	469
3 years	615
5 years	774
10 years	1,236
Fidelity Advisor California Municipal Income Fund: Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,624
Fidelity Advisor California Municipal Income Fund: Class I
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Fidelity Advisor California Municipal Income Fund: Class Z
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	$ 530